Secured Notes Payable - Summary of Secured Notes (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 11, 2017 USD ($)
Disclosure of secured notes payable [Line Items]
Total outstanding secured notes payable	$ 379,034
Total secured notes payable	299,900	$ 375,517	$ 299,900	$ 374,706
Senior secured notes [Member]
Disclosure of secured notes payable [Line Items]
Total outstanding secured notes payable	$ 299,900	379,034	$ 299,900	381,674	$ 330,000
Less: unamortized deferred transaction costs and issuance discount		(3,517)		(6,968)
Total secured notes payable		$ 375,517		$ 374,706